Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	11,229,167
Proposed Maximum Offering Price per Unit	0.0744
Maximum Aggregate Offering Price	$ 835,450.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 115.45
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of additional shares of the Registrant's common stock, par value $0.01 per share (the "Common Stock"), that becomes issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, recapitalizations or similar transactions.

Estimated in accordance with Rule 457(c) under the Securities Act solely for purposes of calculating the registration fee. The maximum price per share of Common Stock and the maximum aggregate offering price are based on the average of the $0.0789 (high) and $0.07 (low) sale price of the Registrant's Common Stock as reported on the OTCQB Venture Market on June 30, 2026.